Hartford Multifactor Developed Markets ex-US ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.33%	3.61%	4.91%
MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	5.10%	4.81%
Hartford Multifactor Developed Markets (ex-US) ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	2.58%	3.95%
Hartford Multifactor Developed Markets (ex-US) ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.50%	2.67%	3.67%
Hartford Multifactor Developed Markets (ex-US) ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.07%	3.45%	4.75%